Non-Controlling Interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of subsidiaries with material non controlling interests explanatory

	June 30, 2022	December 31, 2021

		Recast (Note 2)
NCI percentage	100%	100%

Current assets	$8,923,871	$11,906,502

Non-current assets	4,512,625	5,111,714

Current liabilities	(11,141,684)	(8,752,552)

Non-current liabilities	(4,510,938)	(5,598,783)

Net assets (liabilities) attributable to NCI	$(2,216,126)	$2,666,881

For the six months ended	June 30, 2022	June 30, 2021

		Recast (Note 2)

Revenue	$1,761,613	$6,010,328

(Loss) income allocated to NCI	(4,805,598)	449,017

Other comprehensive income allocated to NCI	53,389	221,545

Total comprehensive (loss) income attributable to NCI	$(4,752,209)	$670,562

Cash flows (used in) provided by operating activities	$(209,162)	1,396,859

Cash flows (used in) investing activities	(8,790)	(309,586)

Cash flows provided by (used in) financing activities	90,633	(387,222)

Foreign exchange impact on cash held in USD	125	15,283

Net (decrease) increase in cash and cash equivalents	$(127,194)	$715,334

The following table summarizes the information relating to Agnity before any intercompany eliminati ons.

		December 31, 2021	December 31, 2020

NCI percentage		100%	100%
		Recast (Note 2)	Recast (Note 2)

Current assets		$11,906,502	$7,778,252

Non-current assets		5,111,714	8,081,135

Current liabilities		(8,752,552)	(7,107,244)

Non-current liabilities		(5,598,783)	(6,185,049)

Net assets attributable to NCI		$2,666,881	$2,567,094

For the years ended	December 31, 2021	December 31, 2020	December 31, 20 19
	Recast (Note 2)	Recast (Note 2)	Recast (Note 2)

Revenue	$11,966,226	$11,548,811	$6,010,753

Income (loss) allocated to NCI	63,387	1,586,588	590,056

Other comprehensive income allocated to NCI	138,655	159,749	176,711

Total comprehensive income attributable to NCI	$202,042	$1,746,337	$766,767

Cash flows (used in) provided by operating activities	$(1,859,900)	(405,548)	483,245

Cash flows used in investing activities	(578,483)	–	(3,731)

Cash flows (used in) provided by financing activities	2,081,137	655,347	(417,068)

Foreign exchange impact on cash held in USD	(6,383)	155,274	5,976

Net (decrease) increase in cash and cash equivalents	$(363,629)	$405,073	$68,422